Cover	Jul. 29, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K originally filed by Sanara MedTech Inc. (the “Company”) with the Securities and Exchange Commission on July 29, 2026 (the “Original Report”) is being filed to amend and restate the Original Report. The only change to the Original Report is to correct an error in Item 1.01 in the Original Report that inadvertently reported (i) the amount of the termination fee payable by the Company in certain circumstances as $22,540,785.00 as opposed to the correct termination fee of $9,660,336.00 and (ii) the amount of the termination fee payable by MiMedx Group, Inc. in certain circumstances as $9,660,336.00 as opposed to the correct termination fee of $22,540,785.00.
Document Period End Date	Jul. 29, 2026
Entity File Number	001-39678
Entity Registrant Name	SANARA MEDTECH INC.
Entity Central Index Key	0000714256
Entity Tax Identification Number	59-2219994
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1200 Summit Avenue
Entity Address, Address Line Two	Suite 414
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	529-2300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	SMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false